STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2017 CAD step	Dec. 31, 2016 CAD step
Share-based Payment Arrangements [Abstract]
Weighted average fair value | CAD	CAD 8.52	CAD 6.20
Risk-free interest rate	0.80%	0.50%
Dividend yield	3.20%	3.70%
Volatility of Class B Non-Voting Shares	21.20%	21.30%
Weighted average expected life	5.5	4.8
Weighted average time to vest	2 years 3 months 18 days	2 years 4 months 24 days
Weighted average time to expiry	9 years 10 months 24 days	9 years 10 months 24 days
Employee exit rate	3.90%	3.90%
Suboptimal exercise factor	1.4	1.5
Lattice steps | step	50	50